UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2657

Waddell & Reed Advisors Municipal Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Municipal Bond Fund
December 31, 2006
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 2.55%
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A-2 Bonds,
4.95%, 3-1-09	$5,000	$5,083,550
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	2,500	2,827,625
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B (AMT),
5.75%, 7-1-14	2,000	2,182,340
Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7-1-19	1,120	1,221,987
Certificates of Participation, Series 2002A, Evidencing
      Proportionate Interests of the Owners Thereof in Lease
      Payments to be Made By the State of Arizona (Acting by
      and Through the Director of the Department of Administration),
      as Lessee for Certain Real and Personal Property,

5.5%, 5-1-13	1,000	1,092,790
Certificates of Participation (Arizona State University Projects),
      Series 2002, Evidencing the Proportionate Interests of the
      Owners Thereof in Lease Payments to be Made Pursuant to a
      Lease- Purchase Agreement by the Arizona Board of Regents,
      as Lessee for the Benefit of Arizona State University,

5.375%, 7-1-13	1,000	1,086,690
		13,494,982
Arkansas - 0.16%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D (AMT),
5.3%, 7-1-24	795	824,073

California - 15.77%
State of California: Various Purpose General Obligation Bonds:
5.0%, 2-1-22	7,000	7,378,910
5.25%, 2-1-19	5,000	5,382,000
5.5%, 4-1-28	2,675	2,979,897
5.25%, 2-1-14	2,000	2,176,960
5.25%, 2-1-19	2,000	2,152,800
5.25%, 11-1-21	1,000	1,074,580
5.5%, 4-1-28	325	362,720
General Obligation Bonds,
6.0%, 2-1-15	3,000	3,439,440
Department of Water Resources, Central Valley Project, Water System Revenue Bonds, Series X,
5.5%, 12-1-16	1,000	1,141,900
The Regents of the University of California: General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	5,000	5,365,300
Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.5%, 5-15-20	4,055	4,491,237
Golden State Tobacco Securitization Corporation: Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,108,240
Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	4,800	5,504,448
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.0%, 10-1-27	5,000	5,295,650
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.0%, 1-15-17	7,500	4,607,550
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A:
5.5%, 8-1-29	45	49,962
5.5%, 8-1-29	3,755	4,221,596
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.5%, 8-1-12	3,930	4,218,148
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7-1-12	3,455	3,919,283
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	3,500	3,816,785
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A:
5.375%, 8-1-15	920	1,003,251
5.375%, 8-1-15	1,585	1,730,931
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non-AMT),
5.25%, 7-1-16	2,080	2,247,482
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,225,049
Foothill - De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series B,
5.25%, 8-1-19	2,000	2,195,300
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7-1-19	2,000	2,148,800
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant to a Lease with the Oceanside Public Financing Authority,
5.0%, 4-1-10	1,140	1,189,066
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds,
0.0%, 9-1-11	1,000	841,460
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.2%, 12-1-14	75	75,307
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.35%, 12-1-29	55	55,080
		83,399,132
Colorado - 2.80%
City and County of Denver, Colorado, General Obligation Various Purpose Bonds, Series 1999B,
5.625%, 8-1-07	10,000	10,115,000
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.25%, 6-15-10	2,000	2,101,400
City of Lafayette, Colorado, Acting by and throughits Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.25%, 12-1-20	1,010	1,095,658
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.3%, 12-1-19	1,000	1,044,820
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.5%, 8-1-31	430	440,311
		14,797,189
Connecticut - 0.95%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,000	5,002,650

Delaware - 0.04%
Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, 2005 Series A,
5.8%, 7-1-35	175	186,072

District of Columbia - 0.40%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT),
5.5%, 10-1-10	2,000	2,116,000

Florida - 3.85%
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.25%, 8-15-24	5,000	5,403,150
The City of Miami, Florida:
Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.5%, 9-1-13	2,460	2,668,387
Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.0%, 1-1-10	1,600	1,427,904
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1 (AMT),
5.75%, 10-1-18	2,870	3,116,332
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub ofthe Americas),
5.75%, 10-1-16	2,000	2,187,480
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10-1-17	2,000	2,153,480
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds, 2003 Series B,
5.0%, 10-1-20	2,000	2,092,960
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,092,060
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2 (A),
5.0%, 9-1-30	225	230,895
		20,372,648
Georgia - 2.89%
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:
6.4%, 1-1-13	6,925	7,689,312
6.4%, 1-1-13	860	954,050
6.4%, 1-1-13	75	82,655
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	4,000	4,344,640
State of Georgia, General Obligation Bonds, Series1998B,
5.5%, 7-1-12	2,000	2,187,820
		15,258,477
Guam - 0.67%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C (AMT),
5.375%, 10-1-20	3,305	3,538,730

Hawaii - 1.09%
State of Hawaii, Airport System Revenue Bonds, Refunding Series 2001 (AMT) (A):
6.6326%, 7-1-09	2,500	2,873,500
6.6326%, 7-1-09	2,500	2,867,100
		5,740,600
Illinois - 1.08%
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002C,
5.6%, 10-1-34	1,860	1,907,895
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	1,300	1,387,087
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1-1-12	1,695	1,352,525
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	1,000	1,061,630
		5,709,137
Indiana - 3.69%
Indiana State Office Building Commission, Capitol Complex Revenue Bonds: Series 1990B (State Office Building I Facility),
7.4%, 7-1-15	8,000	10,086,800
Series 1990A (Senate Avenue Parking Facility),
7.4%, 7-1-15	4,775	5,836,148
City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (AEP Generating Company Project), Series 1995 B,
4.15%, 7-1-25	3,500	3,561,705
		19,484,653
Iowa - 0.41%
Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds, Series 2001,
5.5%, 8-1-16	2,000	2,193,520

Kansas - 1.57%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program): 2003 Series A-2,
5.65%, 6-1-35	2,205	2,300,432
2002 Series B-4,
5.9%, 12-1-34	1,750	1,899,240
2002 Series A-5,
5.55%, 12-1-33	1,500	1,602,345
2004 Series A-4,
5.625%, 6-1-36	860	909,785
2001 Series A-1 (AMT),
6.3%, 12-1-32	510	524,928
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM-Cabela's Project), Series2006,
5.0%, 12-1-27	1,085	1,080,768
		8,317,498
Kentucky - 0.41%
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,157,740

Louisiana - 2.00%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2005 Series A,
5.0%, 5-1-26	4,800	5,080,992
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.5%, 4-20-38	2,750	2,976,903
Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,
5.0%, 6-1-09	2,450	2,523,794
		10,581,689
Maryland - 0.58%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	1,905	2,040,503
City of Gaithersburg (Maryland), Economic Development Refunding Revenue Bonds (Asbury Maryland Obligated Group), Series 2006A,
5.125%, 1-1-36	1,000	1,027,070
		3,067,573
Massachusetts - 1.50%
The Commonwealth of Massachusetts, General Obligation Bonds: Consolidated Loan of 2003, Series D,
5.25%, 10-1-21	2,500	2,718,300
Consolidated Loan of 2002, Series C,
5.5%, 11-1-10	2,000	2,133,080
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	2,800	3,079,776
		7,931,156
Michigan - 1.04%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	3,220	3,439,379
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.8%, 6-1-13	1,530	1,711,764
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	330	333,924
		5,485,067
Minnesota - 3.19%
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT):
5.75%, 1-1-15	5,000	5,336,950
5.75%, 1-1-13	2,345	2,506,617
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D (A),
6.14999%, 11-15-09	4,500	4,800,510
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5-15-36	2,000	2,106,900
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	2,000	2,101,180
		16,852,157
Mississippi - 0.80%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series1996-C:
6.75%, 9-1-14	2,750	2,763,282
6.7%, 9-1-12	1,470	1,473,778
		4,237,060
Missouri - 5.44%
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	5,265	5,680,303
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project):
5.9%, 3-1-24	2,300	2,372,151
5.375%, 3-1-10	1,800	1,848,438
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.5%, 6-1-19	2,650	2,921,413
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	2,265	2,399,903
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.0%, 5-15-11	3,000	3,257,910
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.5%, 12-1-12	2,000	2,181,660
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.0%, 4-1-10	2,000	1,765,180
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.5%, 7-1-10	1,500	1,585,440
Missouri Higher Education Loan Authority (A Public Instrumentality and Body Corporate and Politic of the State of Missouri), Student Loan Revenue Bonds, Subordinate Series 1994A,
5.45%, 2-15-09	1,500	1,500,960
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4-1-21	1,250	1,304,637
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport),
5.25%, 7-1-18	1,000	1,077,950
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.55%, 10-1-36	500	507,470
5.5%, 10-1-31	355	360,318
		28,763,733
Nebraska - 0.96%
City of Lincoln, Nebraska, Lincoln Electric System Revenue Bonds, Series 2005,
5.0%, 9-1-29	4,800	5,090,400

Nevada - 0.32%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.0%, 7-1-14	1,385	1,475,870
Nevada Housing Division, Single Family Mortgage Bonds: 1998 Series A-1 Mezzanine Bonds,
5.35%, 4-1-16	230	230,287
1996 Series C Subordinate Bonds,
6.35%, 4-1-09	5	5,019
		1,711,176
New Hampshire - 1.13%
New Hampshire Health and Education Facilities Authority: Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
6.125%, 7-1-32	1,755	1,975,375
6.125%, 7-1-32	245	268,728
Revenue Bonds, Southern New Hampshire University Issue, Series 2003,
5.375%, 1-1-34	1,500	1,587,030
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2006 Series A (AMT),
5.65%, 1-1-36	2,000	2,132,240
		5,963,373
New Jersey - 2.89%
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000 A:
6.0%, 1-1-13	3,205	3,603,381
6.0%, 1-1-13	960	1,078,234
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	2,250	2,479,050
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.0%, 12-1-10	2,110	2,274,664
New Jersey Transit Corporation payable solely fromcertain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.5%, 9-15-13	2,000	2,200,500
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,171,760
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1-1-23	1,350	1,477,319
		15,284,908
New Mexico - 1.79%
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7-1-15	3,365	3,566,261
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D ( AMT),
6.0%, 1-1-37	2,400	2,617,728
New Mexico Educational Assistance Foundation, Student Loan Program Bonds, Second Subordinate 1996 Series A-3,
6.75%, 11-1-08	2,175	2,205,928
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9-15-21	1,000	1,087,880
		9,477,797
New York - 11.96%
The City of New York, General Obligation Bonds: Fiscal 2004 Series D,
5.25%, 10-15-21	8,295	8,899,871
Fiscal 2003 Series J,
5.5%, 6-1-19	5,000	5,461,400
Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	3,000	3,176,100
Fiscal 2005 Series B,
5.25%, 8-1-12	5,000	5,374,000
Fiscal 2003 Series A,
5.75%, 8-1-14	2,000	2,200,540
Fiscal 2002 Series C,
5.5%, 3-15-15	2,000	2,165,720
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003: Series A (A),
5.5%, 11-1-26	5,000	5,371,200
Series D,
5.25%, 2-1-19	3,000	3,223,800
Series A,
5.25%, 11-1-10	1,000	1,056,590
Dormitory Authority of the State of New York: Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	2,350	2,512,667
City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.5%, 7-1-17	2,000	2,153,720
State University Educational Facilities, Revenue Bonds, Series 1990B:
7.5%, 5-15-11	650	714,961
7.5%, 5-15-11	885	972,571
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series:
5.5%, 11-15-13	2,000	2,148,580
5.5%, 12-15-14	3,000	3,263,910
Suffolk County Industrial Development Agency: New York, Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	2,330	2,502,467
Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	1,020	1,078,732
Continuing Care Retirement Community, Revenue Refunding Bonds, (Jefferson's Ferry Project - Series 2006),
5.0%, 11-1-28	1,000	1,024,120
Metropolitan Transportation Authority, State Service Contract Refunding Bonds, Series 2002A,
5.75%, 7-1-16	3,000	3,431,640
Tobacco Settlement Financing Corporation (State Of New York), Asset-Backed Revenue Bonds (State Contingency Contract Secured), Series 2003A-1,
5.5%, 6-1-21	2,000	2,173,920
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series A,
5.375%, 6-15-14	2,000	2,162,840
New York City, Health and Hospitals Corporation, Health System Bonds, 2002 Series,
5.5%, 2-15-13	1,000	1,082,640
New York State Thruway Authority, Highway and Bridge Trust Fund Refunding Bonds, Series 2002C,
5.25%, 4-1-10	1,000	1,050,000
		63,201,989
North Carolina - 1.36%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.5%, 1-1-14	3,000	3,256,860
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.25%, 1-1-19	2,500	2,688,450
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.25%, 10-1-11	1,200	1,260,132
		7,205,442
Ohio - 2.37%
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series E (AMT),
5.375%, 3-1-37	4,000	4,309,680
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	3,850	4,115,150
County of Summit, Ohio, Various Purpose Bonds, Series 2002 (Limited Tax General Obligation),
5.75%, 12-1-14	1,710	1,909,181
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.0%, 1-1-21	1,000	1,113,960
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,077,330
		12,525,301
Oklahoma - 0.51%
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
5.75%, 7-1-16	1,490	1,579,668
City of Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,060	1,102,591
		2,682,259
Oregon - 0.73%
State of Oregon: Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.25%, 5-1-12	3,000	3,227,220
Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	605	614,371
		3,841,591
Pennsylvania - 3.54%
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.7%, 11-15-11	2,500	2,645,250
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	2,400	2,441,472
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.5%, 1-1-19	2,120	2,285,593
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7-1-14	2,000	2,195,860
County of Allegheny, Pennsylvania, General Obligation Refunding Bonds, Series C-55,
5.25%, 11-1-11	2,000	2,139,380
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7-1-35	1,500	1,582,785
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.0%, 8-1-22	1,510	1,511,616
Health Care Facilities Authority of Sayre (Pennsylvania), Fixed Rate Hospital Revenue Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7-1-10	1,385	1,458,419
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.0%, 7-15-10	1,330	1,430,814
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4-1-10	1,010	1,051,592
		18,742,781
Puerto Rico - 4.77%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds): Series 2003 C:
5.0%, 7-1-18	8,000	8,124,000
6.0%, 7-1-13	3,450	3,552,982
Series 2004 A,
5.25%, 7-1-21	5,740	6,119,586
Government Development Bank for Puerto Rico, Senior Notes, 2006 Series B,
5.0%, 12-1-08	7,300	7,443,372
		25,239,940
South Carolina - 0.30%
Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.5%, 7-15-13	1,445	1,580,035

South Dakota - 0.46%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.3%, 4-1-16	2,000	2,426,160

Tennessee - 1.26%
Volunteer State Student Funding Corporation, Educational Loan Revenue Bonds, Junior Subordinate Series 1993C Bonds,
5.85%, 12-1-08	2,700	2,701,755
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11-1-13	2,000	2,188,080
Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,000	1,040,180
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9-1-26	700	741,839
		6,671,854
Texas - 4.67%
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport: Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-19	5,000	5,406,550
Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,385,446
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.75%, 2-15-30	6,000	6,758,880
City of Houston, Texas: Water and Sewer System, Junior Lien Revenue Forward Refunding Bonds, Series2002B,
5.75%, 12-1-16	2,000	2,216,860
Airport System Subordinate Lien Revenue Bonds, Series 2002B (Non-AMT),
5.25%, 7-1-10	2,000	2,102,680
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.0%, 8-15-32	2,500	2,647,700
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002:
5.75%, 2-15-17	1,070	1,166,621
5.75%, 2-15-17	980	1,075,648
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.75%, 11-15-15	1,500	1,626,630
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds: Series 2000A,
8.5%, 5-1-29	225	235,274
Series 2000C,
6.15%, 5-1-29	85	85,863
		24,708,152
Virginia - 1.28%
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A:
5.75%, 7-1-14	2,225	2,422,135
5.5%, 7-1-17	2,000	2,177,420
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7-1-15	2,000	2,169,900
		6,769,455
Washington - 5.19%
Energy Northwest: Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A:
5.25%, 7-1-10	5,420	5,694,631
5.25%, 7-1-10	380	399,764
Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	4,500	4,933,575
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	10,251,476
State of Washington, Various Purpose General Obligation Bonds, Series 1990A (A),
8.64411%, 2-1-12	2,495	3,215,007
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12-1-19	1,665	1,852,029
Port of Seattle, Revenue Bonds, Series 2001B (AMT),
5.625%, 4-1-16	1,000	1,069,490
		27,415,972

West Virginia - 0.58%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non-AMT),
0.0%, 11-1-13	4,000	3,062,800

Wyoming - 0.63%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	2,500	2,636,075
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.75%, 6-1-34	675	693,043
		3,329,118

TOTAL MUNICIPAL BONDS - 99.58%		$526,442,039

(Cost: $503,671,618)

SHORT-TERM SECURITIES

Commercial Paper - 0.04%
Finance Companies
Caterpillar Financial Services Corp.,
5.25%, 1-3-07	223	222,935

Municipal Obligation - 0.38%
Missouri
Health and Educational Facilities Authority of the State of Missouri, Variable Rate Demand Educational Facilities Revenue Bonds (Rockhurst University), Series 2002,
4.0%, 1-3-07	2,000	2,000,000

TOTAL SHORT-TERM SECURITIES - 0.42%		$2,222,935

(Cost: $2,222,935)

TOTAL INVESTMENT SECURITIES - 100.00%		$528,664,974

(Cost: $505,894,553)

Notes to Schedule of Investments

Cash serves as collateral for the following open futures contract at December 31, 2006:

Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation (Depreciation)

U.S. 30 Year Treasury Bond - Short	100	3-30-07	$11,143,750	$152,625

(A)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 1, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 1, 2007